Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Profit before tax	€ 695,722	€ 712,752	€ 690,250
Adjustments for:	556,792	391,986	460,564
Amortization and depreciation	215,490	201,869	189,755
Other adjustments:	341,302	190,117	270,809
(Profit) / losses on equity accounted investments	19,888	(6,933)	8,280
Impairment of assets and net provision charges	66,047	(23,079)	(564)
(Profit) / losses on disposal of fixed assets	1,551	(2,987)	6,721
Government grants taken to income	(286)	(1,681)	(1,854)
Finance cost / (income)	263,657	236,034	256,129
Other adjustments	(9,555)	(11,237)	2,097
Change in operating assets and liabilities	(65,800)	(164,319)	(77,058)
Change in inventories	(165,508)	(173,003)	(120,641)
Change in trade and other receivables	80,112	(25,180)	144,405
Change in current financial assets and other current assets	(2,691)	(2,610)	(5,565)
Change in current trade and other payables	22,287	36,474	(95,257)
Other cash flows used in operating activities	(344,968)	(387,141)	(330,978)
Interest paid	(207,079)	(180,497)	(171,380)
Interest received	9,492	8,685	4,316
Income tax (paid) / received	(147,015)	(215,329)	(163,914)
Other recovered (paid)	(366)
Net cash from operating activities	841,746	553,278	742,778
Cash flows from investing activities
Payments for investments	(2,209,667)	(509,078)	(647,417)
Group companies, associates and business units (notes 3, 2 (b) and 10)	(1,857,210)	(202,727)	(58,609)
Property, plant and equipment and intangibles	(322,973)	(292,690)	(567,020)
Property, plant and equipment	(251,507)	(249,416)	(522,587)
Intangible assets	(71,466)	(43,274)	(44,433)
Other financial assets	(29,484)	(13,661)	(21,788)
Proceeds from sale of investments	23,787	2,426	14,307
Property, plant and equipment	762	2,426	14,307
Other financial assets	23,025
Net cash used in investing activities	(2,185,880)	(506,652)	(633,110)
Cash flows from financing activities
Proceeds from and payments for equity instruments		(11,766)	12,695
Payments for treasury stock		(12,686)	(58,457)
Sales of treasury stock		920	71,152
Proceeds from and payments for financial liability instruments	1,808,771	(80,149)	28,953
Issue	1,912,615	81,513	178,686
Redemption and repayment	(103,844)	(161,662)	(149,733)
Dividends and interest on other equity instruments	(218,260)	(216,151)	(216,772)
Dividends paid	(218,260)	(216,151)	(221,772)
Dividends received			5,000
Other cash flows from / (used in) financing activities	(156,446)	(21,492)	17,086
Financing costs included on the amortised costs of the debt	(142,288)
Other amounts from / (used in) financing activities	(14,158)	(21,492)	17,086
Net cash from/(used in) financing activities	1,434,065	(329,558)	(158,038)
Effect of exchange rate fluctuations on cash	(98,419)	35,441	111,724
Net increase in cash and cash equivalents	(8,488)	(247,491)	63,354
Cash and cash equivalents at beginning of the year	895,009	1,142,500	1,079,146
Cash and cash equivalents at year end	€ 886,521	€ 895,009	€ 1,142,500